Assets/Liabilities for Insurance Contracts - Assets Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Premiums Receivable	$ 962,651	$ 964,214	$ 1,006,658
Receivables from Reinsurers	6,143	5,361	5,128
Fees to collect	12,828	2,455
Others	7,101	10,472	9,917
Total	$ 988,723	$ 982,502	$ 1,021,703